Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information by business segment and by geographic area
Product inventory	$ 3,273	$ 3,371
Investments in associates and joint ventures	2,031	2,798	$ 3,225
Property, plant and equipment and intangible	50,444	55,075
Capital expenditures - Sustaining capital	3,908	3,160	2,896
Capital expenditures - Project execution	522	544	888
Depreciation, depletion and amortization	3,234	3,726	3,351
Ferrous minerals
Information by business segment and by geographic area
Product inventory	2,017	1,955
Investments in associates and joint ventures	1,154	1,729
Property, plant and equipment and intangible	29,436	33,528
Capital expenditures - Sustaining capital	2,134	1,685	1,569
Capital expenditures - Project execution	258	385	823
Depreciation, depletion and amortization	1,768	2,063	1,672
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Goodwill	1,373	1,770
Base metals
Information by business segment and by geographic area
Product inventory	1,231	1,354
Investments in associates and joint ventures	18	14
Property, plant and equipment and intangible	19,549	19,893
Capital expenditures - Sustaining capital	1,566	1,225	1,189
Capital expenditures - Project execution	239	151	34
Depreciation, depletion and amortization	1,397	1,351	1,351
Base metals | Nickel and other products
Information by business segment and by geographic area
Goodwill	1,926	1,859
Coal
Information by business segment and by geographic area
Product inventory	25	60
Capital expenditures - Sustaining capital	203	240	132
Capital expenditures - Project execution			24
Depreciation, depletion and amortization	19	237	252
Others
Information by business segment and by geographic area
Product inventory		2
Investments in associates and joint ventures	859	1,055
Property, plant and equipment and intangible	1,459	1,654
Capital expenditures - Sustaining capital	5	10	6
Capital expenditures - Project execution	25	8	7
Depreciation, depletion and amortization	$ 50	$ 75	$ 76